Leases - Schedule of Future Maturities of Lease Liabilities (Details) - USD ($)	Jan. 31, 2023	Oct. 31, 2022	Apr. 30, 2022	Apr. 30, 2021
Lessee Disclosure [Abstract]
2022		$ 98,053		$ 125,697
2023		161,164	$ 95,576	95,576
Total lease payments		549,227		221,273
Less imputed interest		$ (232,539)	(4,608)	(22,674)
Total operating lease liabilities	$ 549,227		$ 90,968	$ 198,599